UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02482
Van Kampen Money Market Fund

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 5/31
Date of reporting period: 2/29/09

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Money Market Fund
Portfolio of Investments ■ February 28, 2009 (Unaudited)

Par			Yield on
Amount			Date of	Amortized
(000)	Description	Maturity	Purchase	Cost

	Repurchase Agreements 48.0%
	Banc of America Securities ($217,000,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $217,004,702)			$217,000,000
	Citigroup Global Markets, Inc. ($215,930,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.26%, dated 02/27/09, to be sold on 03/02/09 at $215,934,678)			215,930,000

	Total Repurchase Agreements 48.0%			432,930,000

	Government Agency Obligations 37.0%
$5,900	Federal Home Loan Bank	03/23/09	0.250%	5,899,099
94,000	Federal Home Loan Bank	03/27/09	0.270	93,981,670
7,000	Federal Home Loan Bank	03/10/09	0.290	6,999,492
23,500	Federal Home Loan Bank	03/20/09	0.300	23,496,279
11,000	Federal Home Loan Bank	04/08/09	0.300	10,996,517
51,000	Federal Home Loan Bank	04/13/09	0.300	50,981,725
45,000	Federal Home Loan Bank	04/14/09	0.300	44,983,500
25,000	Federal Home Loan Bank	04/24/09	0.340	24,987,250
6,890	Federal Home Loan Mortgage Corp.	03/23/09	0.230	6,889,032
27,842	Federal Home Loan Mortgage Corp.	03/23/09	0.250	27,837,746
15,000	Federal Home Loan Mortgage Corp.	04/01/09	0.280	14,996,383

Van Kampen Money Market Fund
Portfolio of Investments ■ February 28, 2009 (Unaudited) continued

Par			Yield on
Amount			Date of		Amortized
(000)	Description	Maturity	Purchase		Cost
	Government Agency Obligations (continued)
$22,000	United States Treasury Bill	03/26/09	0.295%		$21,995,493

	Total Government Agency Obligations 37.0%				334,044,186

	Commercial Paper 7.2%
39,000	General Electric Capital Corp.	04/27/09	0.400		38,975,300
10,500	Royal Bank of Scotland Group PLC	03/16/09	3.109		10,486,613
15,000	Societe Generale NA	04/28/09	0.781		14,981,150

	Total Commercial Paper 7.2%				64,443,063

	Certificates of Deposit 5.2%
7,000	Calyon NY	03/13/09	3.100		7,000,000
40,000	Chase Bank USA	03/11/09	0.400		40,000,000

	Total Certificates of Deposit 5.2%				47,000,000

	Floating Rate Notes 2.3%
5,000	Bank of Nova Scotia	05/06/09	1.636	*	5,000,000
4,000	Barclays Bank PLC	05/20/09	0.920	*	4,000,000
8,000	Barclays Bank PLC	07/20/09	1.065	*	8,000,000
4,000	Barclays Bank PLC	06/09/09	2.636	*	4,000,000

	Total Floating Rate Notes 2.3%				21,000,000

Total Investments 99.7% (a)					899,417,249

Other Assets in Excess of Liabilities 0.3%					2,592,668

Net Assets 100.0%					$902,009,917

Percentages are calculated as a percentage of net assets.

*	Yield in effect as of February 28, 2009

(a)	At February 28, 2009, cost is identical for both book and federal income tax purposes.

Van Kampen Money Market Fund
Portfolio of Investments ■ February 28, 2009 (Unaudited) continued
     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (''FAS 157’’), effective June 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of February 28, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$-0-
Level 2 — Other Significant Observable Inputs	899,417,249
Level 3 — Significant Unobservable Inputs	-0-

Total	$899,417,249

Security Valuation Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Money Market Fund
By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: April 16, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III

Name: Edward C. Wood III
Title: Principal Executive Officer
Date: April 16, 2009
By: /s/ Stuart N. Schuldt

Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: April 16, 2009